SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible asset	$ 1,108,333	$ 0	$ 0